DERIVATIVES - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) entity	Dec. 31, 2017 USD ($) entity
Derivative [Line Items]
Maximum derivative notional position as a percentage of assets	35.00%
Maximum credit exposure as a percentage of capital	3.00%
Maximum single counterparty credit risk exposure	$ 20,000
Number of counterparties | entity	13	13
Derivative Asset	$ 29,189	$ 12,682
Interest-bearing deposit swap	2,719,980	1,674,080
Derivative Liability	29,188	12,687
Other Credit Derivatives [Member]
Derivative [Line Items]
Outstanding liability from counterparty contracts		100
Interest-bearing deposit swap	12,300	15,400
Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Interest-bearing deposit swap	20,800	12,300
Credit Risk Contract [Member]
Derivative [Line Items]
Outstanding liability from counterparty contracts	100	54
Interest-bearing deposit swap	138,400	95,900
Derivative [Member] | Other Liabilities [Member]
Derivative [Line Items]
Derivative Asset	4,900
Interest-bearing deposit swap	$ 1,400,000	837,500
Derivative Liability		$ 1,300